Long-Term Incentive Plans - Additional Information (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 01, 2022 USD ($)	Jun. 15, 2022 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) shares Employees	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Number of share options granted in share-based payment arrangement | shares				0	0
Payment to employee				$ (7,693)	$ (2,214)
Increase decrease through other current liabilities and income net defined benefit liability asset				1,500
Employee benefits expense				135,440	109,520	$ 82,818
Sharebased compensation arrangement by sharebased payment award options vested In periodon settlement date	$ 3,800
Net defined benefit liability (asset)				$ 544	14,935	10,501
Former Employees [member]
Disclosure of net defined benefit liability (asset) [line items]
Number of employees | Employees				2
Number of year for issuing Shares after the closing of the Business Combination				1 year
Payment to employee			$ 1,500
Existing Employees [member]
Disclosure of net defined benefit liability (asset) [line items]
Number of employees | Employees				1
Number of year for issuing Shares after the closing of the Business Combination				1 year
Payment to employee				$ 1,500
Bottom of Range [member]
Disclosure of net defined benefit liability (asset) [line items]
Expected volatility share options granted value		$ 500,000
Top of Range [member]
Disclosure of net defined benefit liability (asset) [line items]
Expected volatility share options granted value		$ 5,000,000
Ordinary Shares [member]
Disclosure of net defined benefit liability (asset) [line items]
increase in equity				$ 31,000
Ordinary Shares [member] | Former Employees [member]
Disclosure of net defined benefit liability (asset) [line items]
Number of share options exercisable in share-based payment arrangement | shares				1,755,291
Ordinary Shares [member] | Existing Employees [member]
Disclosure of net defined benefit liability (asset) [line items]
Number of share options exercisable in share-based payment arrangement | shares				150,000
Share Appreciation Rights [member]
Disclosure of net defined benefit liability (asset) [line items]
Increase (decrease) in net defined benefit liability (asset)				$ 36,800
Gains losses on extinguishment of share	$ 300
Net defined benefit liability (asset)					41,400
Increase (decrease) in net defined benefit liability (asset) resulting from expense (income) in profit or loss					11,300	$ 7,800
Sharebased compensation arrangement by sharebased payment award options vested in period					$ 36,600
Settlement of cash option as a liability fairvalue				800
Settlement of share option as a equity fairvalue				700
Other current financial liabilities				700
Share Appreciation Rights [member] | Selling, General And Administrative Expense [member]
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits expense				$ 4,300